Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2026
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

Note 4: - COMMITMENTS AND CONTINGENT LIABILITIES

a.	The Company participated in programs sponsored mainly by the Israeli Innovation Authority (“IIA”), an Israeli government agency, for the support of its research and development activities. Through June 30, 2026, the Company obtained grants aggregating to $3,984 for certain of its research and development projects. The Company is obligated to pay royalties to the IIA, amounting to 4% of the sales of the products and other related revenues generated from such projects. The maximum aggregate royalties paid generally cannot exceed 100% of the amount of the grants received, plus annual interest generally equal to 12-months SOFR applicable to dollar deposits, as published on the first business day of each calendar year. The obligation to pay these royalties is contingent on sales of the products and in the absence of such sales, no payment is required.

b.	On February 23, 2026, the Company received a VAT appeal decision from the Israeli VAT authorities, requiring it to pay an additional NIS 865,080 ($271) plus interest of NIS 310,448 ($97) in connection with October 2021 merger with Industrial Tech Acquisitions Inc. (“ITAC”) had not been previously approved for withholding by the VAT authorities The Company has appealed this decision.